Note 5 - Income Taxes (Details) - Reconciliation of Statutory Federal Income Tax Rate to Annual Tax Provision (Benefit) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Income Tax Rate to Annual Tax Provision (Benefit) [Abstract]
Computed “statutory” (benefit) provision (in Dollars)					$ 8,342	$ 81,600	$ (26,092)
Computed “statutory” (benefit) provision					35.00%	35.00%	(35.00%)
Percentage depletion (in Dollars)					(5,575)	(13,751)	(8,858)
Percentage depletion					(24.00%)	(6.00%)	(12.00%)
Net increase (utilization) of U.S. and foreign tax loss carryforwards (in Dollars)					3,837	3,822	2,713
Net increase (utilization) of U.S. and foreign tax loss carryforwards					16.00%	2.00%	3.00%
Change in valuation allowance other than utilization (in Dollars)							(88,069)
Change in valuation allowance other than utilization							(118.00%)
State taxes, net of federal taxes (in Dollars)					1,110	10,890	(4,717)
State taxes, net of federal taxes					5.00%	5.00%	(6.00%)
Effect of U.S. AMT, foreign taxes other (in Dollars)					1,165	(583)	1,491
Effect of U.S. AMT, foreign taxes other					5.00%	(1.00%)	2.00%
(in Dollars)	$ (6,795)	$ 693	$ 620	$ 8,008	$ 8,879	$ 81,978	$ (123,532)
					37.00%	35.00%	(13.00%)